UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders

SEMI-ANNUAL REPORT 2021

AIG

Government Money Market Fund

aig.com/funds

June 30, 2021SEMI-ANNUAL REPORT

Shareholders’ Letter — (unaudited)

Dear Shareholders:

The semi-annual report of the AIG Government Money Market Fund (the “Fund”) is enclosed. The report contains investment portfolio information and the financial statements for the period ended June 30, 2021.

As announced, the Fund was liquidated on July 12, 2021. Thank you for the confidence you placed in us.

Sincerely,

John T. Genoy

President

AIG Government Money Market Fund

Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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SunAmerica Money Market Funds, Inc.

EXPENSE EXAMPLE — June 30, 2021 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder in the AIG Government Money Market Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2021 and held until June 30, 2021.

Actual Expenses

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2021” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2021” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended June 30, 2021” column and the “Annualized Expense Ratio” column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund’s prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended June 30, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2021” column and the “Annualized Expense Ratio” column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the “Expenses Paid During the Six Months Ended June 30, 2021” column and the “Annualized Expense Ratio” column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund’s prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the “Expenses Paid During the Six Months Ended June 30, 2021” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund’s prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

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SunAmerica Money Market Funds, Inc.

EXPENSE EXAMPLE — June 30, 2021 — (unaudited) (continued)

	Actual			Hypothetical
	Beginning Account Value as January 1, 2021	Ending Account Value Using Actual Return at June 30, 2021	Expenses Paid During the Six Months Ended June 30, 2021*	Beginning Account Value as January 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2021	Expenses Paid During the Six Months Ended June 30, 2021*	Annualized Expense Ratio*
AIG Government Money Market Fund#
Class A	$1,000.00	$1,000.05	$0.10	$1,000.00	$1,024.70	$0.10	0.02%

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.

#

During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2021” and the “Annualized Expense Ratio” would have been higher.

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SunAmerica Money Market Funds, Inc.

STATEMENT OF ASSETS AND LIABILITIES — June 30, 2021 — (unaudited)

AIG Government Money Market Fund
ASSETS:
Investments at value * (unaffiliated)	$45,499,883
Repurchase agreements (cost approximates value)	1,479,000
Cash	293
Due from investment adviser for expense reimbursements/fee waivers	298,455
Due from distributor for fee waivers	44,109

Total assets	47,321,740

LIABILITIES:
Payable for:
Fund shares redeemed	2,047,462
Investment advisory and management fees	60,183
Distribution and service maintenance fees	18,056
Transfer agent fees and expenses	74,158
Other accrued expenses	68,347
Distributions payable	2,753

Total liabilities	2,270,959

Net Assets	$45,050,781

Common stock, $.001 par value (3.5 billion shares authorized)	$44,890
Paid-in capital	44,995,382

45,040,272
Total distributable earnings (loss)	10,509

Net assets	$45,050,781

Class A:
Net assets	$45,050,781
Shares outstanding	44,890,102
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$1.00

*Amortized cost of investment securities (unaffiliated)	$45,499,883

See Notes to Financial Statements

5

SunAmerica Money Market Funds, Inc.

STATEMENT OF OPERATIONS — For the six months ended June 30, 2021 — (unaudited)

AIG Government Money Market Fund
INVESTMENT INCOME:
Interest (unaffiliated)	$27,903

Total investment income	27,903

EXPENSES:
Investment advisory and management fees	470,498
Distribution and account maintenance fees
Class A	134,665
Transfer agent fees and expenses
Class A	281,933
Class I*	9,671
Registration fees
Class A	11,611
Class I*	5,573
Custodian and accounting fees	16,448
Reports to shareholders	51,814
Audit and tax fees	8,145
Legal fees	15,063
Directors’ fees and expenses	11,952
Other expenses	34,946

Total expenses before fee waivers and expense reimbursements	1,052,319
Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)	(1,033,976)

Net expenses	18,343

Net investment income (loss)	9,560

Net realized gain (loss) on investments	(1,770)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,790

*See Note 1

See Notes to Financial Statements

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SunAmerica Money Market Funds, Inc.

STATEMENT OF CHANGES IN NET ASSETS

	AIG Government Money Market Fund
	For the six months ended June 30, 2021 (unaudited)	For the year ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$9,560	$251,890
Net realized gain (loss) on investments	(1,770)	3,075

Net increase (decrease) in net assets resulting from operations	$7,790	$254,965

Distributions to shareholders from:
Distributable earnings (Class A)	(8,899)	(231,603)
Distributable earnings (Class I)*	(431)	(19,889)

Total distributions to shareholders	(9,330)	(251,492)

Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	(154,209,615)	6,437,919

Total increase (decrease) in net assets	(154,211,155)	6,441,392

NET ASSETS:
Beginning of period	199,261,936	192,820,544

End of period	$45,050,781	$199,261,936

*See Note 1

See Notes to Financial Statements

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SunAmerica Money Market Funds, Inc.

FINANCIAL HIGHLIGHTS

AIG GOVERNMENT MONEY MARKET FUND
Period Ended	Net Asset Value beginning of period	Net investment income(1)	Dividends from net investment income	Distributions from net realized gains	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)

Class A
12/31/16	$1.00	$0.00	$(0.00)	$—	$1.00	0.01%	$102,735	0.38%		0.01%
12/31/17	1.00	0.00	(0.00)	(0.00)	1.00	0.04	105,422	0.86		0.02
12/31/18	1.00	0.01	(0.01)	—	1.00	0.77	142,844	1.03		0.78
12/31/19	1.00	0.01	(0.01)	—	1.00	1.21	181,281	0.95		1.19
12/31/20	1.00	0.00	(0.00)	—	1.00	0.13	183,972	0.30		0.13
06/30/21(4)	1.00	0.00	(0.00)	—	1.00	0.00	45,051	0.02	(5)	0.01	(5)

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and includes expense reimbursements.
(3)	Net of the following expense reimbursements/waivers (based on average net assets):

	12/31/16	12/31/17	12/31/18	12/31/19	12/31/20	06/30/21(4)(5)
Class A	0.57%	0.32%	0.15%	0.15%	0.84%	1.11%
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

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SunAmerica AIG Government Money Market Fund

PORTFOLIO PROFILE — June 30, 2021 — (unaudited)

Industry Allocation*
U.S. Government Treasuries	83.2%
U.S. Government Agencies	17.8
Repurchase Agreements	3.3

104.3%

Weighted average days to maturity	28.5

Credit Quality Allocation@#*
P-1	100.0%

*	Calculated as a percentage of net assets
@	Source: Moody’s
#	Calculated as a percentage of total debt issues.

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SunAmerica AIG Government Money Market Fund

PORTFOLIO OF INVESTMENTS — June 30, 2021 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 101.0%
U.S. Government Agencies — 17.8%
Federal Home Loan Bank 0.01% due 07/01/2021	$5,000,000	$5,000,000
0.01% due 08/20/2021	3,000,000	2,999,979

Total U.S. Government Agencies
(amortized cost $7,999,979)		7,999,979

U.S. Government Treasuries — 83.2%
United States Cash Management Bills 0.00% due 07/20/2021	4,000,000	3,999,999
0.00% due 07/27/2021	5,500,000	5,500,016
0.00% due 08/10/2021	4,500,000	4,499,987
United States Treasury Bills 0.00% due 07/29/2021	5,500,000	5,499,998
0.00% due 08/03/2021	5,000,000	5,000,000
0.01% due 07/22/2021	3,000,000	2,999,982
0.01% due 08/03/2021	2,000,000	1,999,980
0.01% due 08/05/2021	6,000,000	5,999,971
0.01% due 08/12/2021	2,000,000	1,999,971

Total U.S. Government Treasuries
(amortized cost $37,499,904)		37,499,904

Total Short-Term Investment Securities — 101.0%
(amortized cost $45,499,883)		45,499,883

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 06/30/2021, to be repurchased 07/01/2021 in the amount of $1,479,000 and collateralized by $981,000 of United State Treasury Inflation Protected Securities, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $1,508,632. (cost $1,479,000)	$1,479,000	$1,479,000

TOTAL INVESTMENTS —
(amortized cost $46,978,883)(1)	104.3%	46,978,883
Liabilities in excess of other assets	(4.3)	(1,928,102)

NET ASSETS	100.0%	$45,050,781

(1)	At June 30, 2021, the cost of securities for federal income tax purposes was the same for book purposes.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2021 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
Assets:
Investment at Value*
Short-Term Investment Securities	$—	$45,499,883	$—	$45,499,883
Repurchase Agreements	—	1,479,000	—	1,479,000

Total Investments at Value	$—	$46,978,883	$—	$46,978,883

*	For a detailed presentation of investments, please refer to the Porfolio of Investments.

See Notes to Financial Statements

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SunAmerica Money Market Funds, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2021 — (unaudited)

Note 1. Organization

SunAmerica Money Market Funds, Inc. (the “Corporation”) is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series — AIG Government Money Market Fund (the “Fund”). The Fund is advised by SunAmerica Asset Management, LLC (“SunAmerica” or “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital. It does this by investing at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by U.S. government securities.

The Fund offers two classes of shares: Class A and Class I. The cost structure for each class is as follows:

Class A shares—	Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge (“CDSC”) is imposed on certain shares sold within one year of original purchase, as described in the Fund’s Prospectus.

Class I shares—	Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions. No information is presented for Class I shares because as of April 29, 2021, no Class I shares were issued and outstanding.

Effective May 1, 2021, shares of the Fund were no longer available for purchase, however the fund continued to accept reinvestments of dividends and capital gain distributions from existing shareholders.

Indemnifications: The Corporation’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Corporation (collectively, the “Disinterested Directors”), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation’s maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

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SunAmerica Money Market Funds, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2021 — (unaudited) (continued)

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of June 30, 2021, is reported on a schedule at the end of the Portfolio of Investments.

Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Fund has entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding

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SunAmerica Money Market Funds, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2021 — (unaudited) (continued)

pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund’s custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

13

SunAmerica Money Market Funds, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2021 — (unaudited) (continued)

LIBOR Risk: A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or net asset value.

Recent Accounting and Regulatory Developments: In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides, optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and IBORbased reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 to the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Fund.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

The Fund has entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”) with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

14

SunAmerica Money Market Funds, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2021 — (unaudited) (continued)

SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of waived fee and/ or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2021, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $7,729 for Class I.

SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the six months ended June 30, 2021, SunAmerica voluntarily waived fees and /or reimbursed expenses of $858,219 and $33,363 for Class A and Class I, respectively.

The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. (“ACS” or the “Distributor”), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by its customers. In light of current market conditions, ACS has agreed to waive up to 0.15% of the fees it receives under the Plan. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the six months ended June 30, 2021, ACS voluntarily waived $134,665 in account maintenance fees for Class A shares.

ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund’s Class A shares. ACS has advised the Fund that for the six months ended June 30, 2021, the proceeds received from redemptions are as follows:

Class A	$2

15

SunAmerica Money Market Funds, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2021 — (unaudited) (continued)

The Fund has entered into a Service Agreement with AIG Fund Services, Inc. (“AFS”), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Fund’s transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate AFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended six months ended June 30, 2021, the Fund incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement:

	Expenses	Payable at June 30, 2021
Class A	$197,508	$26,482
Class I	$9,510	$—

Note 4. Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable.

Distributable Earnings			Tax Distributions		Tax Distributions
For the year ended December 31, 2020			For the year ended December 31, 2020		For the year ended December 31, 2019
Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
$13,429	$(1,379)	$ —	$251,492	$ —	$2,183,025	$ —

Capital Loss Carryforwards: At December 31, 2020 for Federal income tax purposes, the Fund has $1,379 of unlimited short-term capital losses.

Note 5. Capital Share Transactions

Transactions in each class of shares of the Fund (at $1.00 per share) were as follows:

	Class A		Class I
	For the six months ended June 30, 2021 (unauditied)	For the year ended December 31, 2020	For the period ended April 29, 2021 (unauditied)	For the year ended December 31, 2020
Shares sold	$45,066,983	$53,860,698	$3,187,851	$19,952,030
Reinvested dividends	6,159	230,443	412	19,886
Shares redeemed	(184,016,793)	(51,403,605)	(18,454,227)	(16,221,533)

Net increase (decrease)	$(138,943,651)	$2,687,536	$(15,265,964)	$3,750,383

Note 6. Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2020, the Fund did not participate in this program.

16

SunAmerica Money Market Funds, Inc.

NOTES TO FINANCIAL STATEMENTS — June 30, 2021 — (unaudited) (continued)

Note 7. Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Note 8. Subsequent Event

SunAmerica and Touchstone Advisors, Inc. (“Touchstone”) announced that they have entered into a definitive agreement for Touchstone to acquire certain assets related to SunAmerica’s retail mutual fund management business (the “AIG Funds”).

On February 8, 2021, the Board approved a proposal to close the Fund to new and subsequent investments and thereafter to liquidate and dissolve the Fund pursuant to a Plan of Liquidation.

Effective 4:00 p.m. (Eastern Time) on May 1, 2021, shares of the Fund were no longer available for purchase; however, the Fund continued to accept reinvestments of dividends and capital gain distributions from existing shareholders. To the extent there were any dividend payments on or after May 1, 2021, they were automatically reinvested in additional shares of the Fund, unless a shareholder elected to receive them in cash or automatically reinvest them in shares of other funds.

On July 12, 2021, the Fund was liquidated.

17

SunAmerica Money Market Funds, Inc.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — June 30, 2021 — (unaudited)

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of SunAmerica Money Market Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), of the Corporation or its separate series or SunAmerica Asset Management, LLC (“SunAmerica”), approved the continuation of the Investment Advisory and Management Agreement between the Corporation, on behalf of the AIG Government Money Market Fund (the “Fund”), and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2022 at a meeting held on June 8-9, 2021 (the “Meeting”).1 The Fund is the only current series of the Corporation.

Prior to the June 8-9, 2021 meeting at which the Advisory Agreement was approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on May 18, 2021.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement. These materials included: (a) a summary of the services provided to the Fund by SunAmerica and its affiliates; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or other accounts advised or subadvised by SunAmerica with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica, and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures; (f) information about SunAmerica’s risk management processes; (g) information about brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica. The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Directors of the Corporation without compensation. The Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement. The Board further considered the significant risks assumed by SunAmerica in connection with the services provided to the Fund, including operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to the Fund.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation

[1]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the June meeting was held telephonically in reliance on the Orders.

18

SunAmerica Money Market Funds, Inc.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — June 30, 2021 — (unaudited) (continued)

practices and concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica’s reputation and long-standing relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2021, SunAmerica managed, advised and/or administered approximately $91.6 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica’s risk management processes. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objective, policies and restrictions of the Fund as set forth in the Fund’s prospectus. The Board also reviewed SunAmerica’s compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Fund.

Investment Performance. The Board, including the Independent Directors, also considered the investment performance of SunAmerica with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Broadridge and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Group and Peer Universe.

The Board noted that performance information was for the period ended March 31, 2021. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board noted that while it found the data provided by Broadridge generally useful, it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of performance comparisons may vary depending on the selection of the peer group.

The Board considered that the Fund’s performance was below the median of its Peer Group for the one-, three-, five- and ten-year periods. The Board also noted that the Fund’s performance was equal to the median of its Peer Universe for the one-year period and below the median of its Peer Universe for the three-, five- and ten-year periods. The Board also considered that the Fund underperformed its Broadridge Index for the one-, three-, five- and ten-year periods. The Board further considered the narrow range of returns among the funds in the Peer Group and Peer Universe. The Board then noted management’s discussion of the Fund’s performance, including the impact of lower yields on government securities generally compared to non-governmental securities.

The Board further noted that money market funds, in general, have been operating in a difficult and low-yielding market environment for an extended period of time and recent regulatory reforms have affected money market funds’ performance. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Fund in order to avoid a negative yield. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered. The Board also noted management’s plans to liquidate the Fund.

Consideration of the Management Fees and the Cost of the Services and Profits to be Realized by SunAmerica and its Affiliates from the Relationship with the Fund. The Board, including the Independent Directors, received and reviewed information regarding the fees paid by the Fund to SunAmerica pursuant to the Advisory Agreement. The Board examined

19

SunAmerica Money Market Funds, Inc.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — June 30, 2021 — (unaudited) (continued)

this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica or its affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for the Fund’s Peer Group and/or Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund’s total operating expenses, the Board analyzed the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Fund in order to avoid a negative yield and the net expense caps contractually agreed upon by SunAmerica with respect to Class I shares of the Fund. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the full amount of the fee waivers and/or reimbursements being made by SunAmerica with respect to the Fund are not applied against the actual management fees cited in the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund’s net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board considered that the Fund’s actual management fees was above the median of its Peer Group and below the median of its Peer Universe. The Board also considered that the Fund’s total expenses were below the medians of its Peer Group and Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Fund’s expenses.

The Board further considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Fund. The Board noted that the mutual funds identified as similar to the Fund are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board further noted that SunAmerica serves as subadviser to certain of these similar mutual funds and observed that the services SunAmerica provides as subadviser are much more limited in scope than in its role as investment manager and adviser to the Fund. The Board then noted the management fee paid by the Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

Profitability. The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge. In particular, the Board considered the contractual fee waiver and/or expense reimbursements agreed to by SunAmerica, as well as the voluntary fee waivers being made by SunAmerica to avoid a negative yield.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans, Service Agreement and Administrative and Shareholder Services Agreements. Additionally, the Board considered whether SunAmerica and its affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of

20

SunAmerica Money Market Funds, Inc.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — June 30, 2021 — (unaudited) (continued)

SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board concluded that SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the Fund with the high quality services that it had provided in the past. The Board also concluded that the management fee was reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the AIG fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Class I shares of the Fund at certain levels. The Board observed that this expense cap benefited shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that the Fund’s management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

Other Factors. In consideration of the Advisory Agreement, the Board also received information regarding SunAmerica’s brokerage and soft dollar practices. The Board considered that SunAmerica is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica in return for allocating brokerage; however, the Board noted that the securities in which the Fund invests are traded primarily in the over-the-counter market on a “net” basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Fund generally does not incur brokerage commissions. Accordingly, the Board observed that SunAmerica typically would not receive soft dollar benefits in return for allocating the Fund’s brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica may designate the use of broker dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement with respect to the Fund for a one-year period ending June 30, 2022. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interests of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

21

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Directors/Trustees

Dr. Judith L. Craven

Richard W. Grant

Stephen J. Gutman

Peter A. Harbeck

Eileen A. Kamerick

Officers

John T. Genoy, President and Chief Executive Officer

Sharon French, Executive Vice President

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer and Assistant Secretary

Christopher C. Joe, Chief Compliance Officer

Matthew J. Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company

One Lincoln St.

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

303 W. 11th Street

Kansas City, MO 64105

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios which is available in the Funds’ Statement of Additional Information may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund’s prospectus, proxy material, annual report and semi-annual report (the “shareholder documents”) to shareholders with multiple accounts residing at the same “household.” This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account member(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

DISCLOSURE OF MONTHLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission monthly on Form N-MFP. The Fund’s Forms N-MFP are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. The Fund also posts its monthly portfolio holdings on its website at http://www.aig.com/funds.

PROXY VOTING RECORD ON

FUND PORTFOLIO SECURITIES

Information regarding how the Funds voted proxies relating to securities held in the Fund’s portfolio during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

AIG Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

MMSAN - 6/21

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment companies.

Not Applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 8, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: September 8, 2021